Consolidated statement of changes in equity - COP ($) $ in Millions	Total	Subscribed and paid-in capital	Additional paid-in capital	Reserves	Other comprehensive income		Retained earnings	Total	Non-controlling interest
Opening balance at Dec. 31, 2014	$ 48,534,228	$ 10,279,175	$ 6,607,612	$ 17,963,370	$ 3,980,749		$ 8,192,040	$ 47,022,946	$ 1,511,282
Net income	(6,288,979)	0	0	0	0		(7,193,859)	(7,193,859)	904,880
Dividends declared	(6,183,572)	0	0	0	0		(5,468,521)	(5,468,521)	(715,051)
Release\Appropriation of reserves, net	0	0	0	2,344,095	0		(2,344,095)	0	0
Capitalization of reserves	0	14,760,895	0	(14,760,895)	0		0	0	0
Other movements	87	(3)	87	0	0		3	87	0
Gain (loss) on hedging instruments:
Cash flow hedge for future exports	(217,291)	0	0	0	(217,291)		0	(217,291)	0
Hedge of a net investment in a foreign operation	0
Cash flow hedge with derivative instruments	(60,083)	0	0	0	(43,590)		0	(43,590)	(16,493)
Net fair value gain (loss) on equity instruments measured at fair value	(126,316)	0	0	0	(126,316)		0	(126,316)	0
Foreign currency translation	5,979,644	0	0	0	5,789,207		0	5,789,207	190,437
Actuarial valuation losses	1,404,602	0	0	0	1,404,602		0	1,404,602	0
Other movements	58,643	0	0	0	58,643		0	58,643	0
Closing balance at Dec. 31, 2015	43,100,963	25,040,067	6,607,699	5,546,570	10,846,004		(6,814,432)	41,225,908	1,875,055
Net income	3,247,480	0	0	0	0		2,447,881	2,447,881	799,599
Dividends declared	(1,029,612)	0	0	0	0		0	0	(1,029,612)
Legal reserve used to offset previous year loss	0	0	0	(3,869,907)	0		3,869,907	0	0
Release\Appropriation of reserves, net	0	0	0	(117,819)	0		117,819	0	0
Other movements	(29,723)	0	0	0	0		(23,637)	(23,637)	(6,086)
Gain (loss) on hedging instruments:
Cash flow hedge for future exports	461,424	0	0	0	461,424		0	461,424	0
Hedge of a net investment in a foreign operation	(155,359)	0	0	0	(155,359)		0	(155,359)	0
Cash flow hedge with derivative instruments	33,869	0	0	0	24,546		0	24,546	9,323
Net fair value gain (loss) on equity instruments measured at fair value	57,708	0	0	0	57,708		0	57,708	0
Foreign currency translation	(925,981)	0	0	0	(811,345)		0	(811,345)	(114,636)
Actuarial valuation losses	(1,153,442)	0	0	0	(1,153,442)		0	(1,153,442)	0
Other movements	(46,826)	0	0	0	(46,826)		0	(46,826)	0
Closing balance at Dec. 31, 2016	43,560,501	25,040,067	6,607,699	1,558,844	9,222,710	[1]	(402,462)	42,026,858	1,533,643
Net income	7,969,394	0	0	0	0		7,178,539	7,178,539	790,855
Dividends declared	(1,497,178)	0	0	0	0		(945,684)	(945,684)	(551,494)
Release\Appropriation of reserves, net	0	0	0	619,025	0		(619,025)	0	0
Other movements	(1,111)	0	1	0	2		(1,066)	(1,063)	(48)
Gain (loss) on hedging instruments:
Cash flow hedge for future exports	(84,837)	0	0	0	(84,837)		0	(84,837)	0
Hedge of a net investment in a foreign operation	57,997	0	0	0	57,997		0	57,997	0
Cash flow hedge with derivative instruments	35,768	0	0	0	25,984		0	25,984	9,784
Net fair value gain (loss) on equity instruments measured at fair value	(7,828)	0	0	0	(7,828)		0	(7,828)	0
Foreign currency translation	(257,147)	0	0	0	(255,153)		0	(255,153)	(1,994)
Actuarial valuation losses	(1,548,043)	0	0	0	(1,548,043)		0	(1,548,043)	0
Other movements	(11,817)	0	0	0	(11,817)		0	(11,817)	0
Closing balance at Dec. 31, 2017	$ 48,215,699	$ 25,040,067	$ 6,607,700	$ 2,177,869	$ 7,399,015	[1]	$ 5,210,302	$ 46,434,953	$ 1,780,746

[1]	During 2016 the Group reclassified to the statement of profit or loss COP$68,497 (2015 - COP$19,405) arising from the realization of accumulated fair value gains on equity of assets available for sale - Empresa de Energía de Bogotá and Interconexión Eléctrica S.A.